Cover	May 29, 2026
Cover [Abstract]
Entity Registrant Name	GIVBUX, INC.
Entity Central Index Key	0001169138
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	May 29, 2026
Entity Ex Transition Period	false
Entity File Number	000-52142
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	84-1609495
Entity Address Address Line 1	2751 W Coast Hwy.
Entity Address Address Line 2	Suite 200
Entity Address City Or Town	Newport Beach
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92663
City Area Code	844
Local Phone Number	448-2895
Security 12b Title	Common Stock Par Value $0.001 per share
Trading Symbol	GBUX
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false